United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
R	CAPRX
Institutional	CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Domestic Equity Securities	37.7%
Domestic Fixed-Income Securities	24.1%
International Fixed-Income Securities	14.1%
International Equity Securities	9.6%
Foreign Governments/Agencies	5.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury	0.1%
Derivative Contracts[2]	(0.2)%
Other Security Types[3,4]	0.0%
Cash Equivalents[5]	5.6%
Other Assets and Liabilities—Net[6]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Other Security Types consists of purchased call swaptions, asset-backed securities and floating rate loans.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2015, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	18.1%
Financials	12.1%
Utilities	12.1%
Consumer Discretionary	11.9%
Industrials	10.4%
Consumer Staples	10.3%
Energy	10.3%
Information Technology	5.5%
Telecommunication Services	5.2%
Materials	4.1%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—27.7%
	Consumer Discretionary—4.0%
1,083,042	Corus Entertainment, Inc., Class B	$15,362,545
548,749	M.D.C. Holdings, Inc.	15,343,022
2,453,879	Marks & Spencer Group PLC	21,894,216
192,263	McDonald's Corp.	18,443,790
1,606,272	Regal Entertainment Group	33,667,461
347,549	Six Flags Entertainment Corp.	16,981,244
53,926	Tupperware Brands Corp.	3,545,095
	TOTAL	125,237,373
	Consumer Staples—3.8%
315,410	Altria Group, Inc.	16,148,992
194,353	ConAgra Foods, Inc.	7,503,969
106,016	Kellogg Co.	6,654,624
205,572	Lorillard, Inc.	14,899,859
359,463	Philip Morris International, Inc.	29,860,591
267,510	Reynolds American, Inc.	20,531,393
5,479,753	Sainsbury (J) PLC	21,080,858
	TOTAL	116,680,286
	Energy—3.3%
361,699	BP PLC, ADR	14,996,041
612,333	ENI S.p.A, ADR	22,013,371
349,066	Kinder Morgan, Inc.	14,482,748
596,587	Royal Dutch Shell PLC	35,628,176
304,002	Total SA, ADR	15,349,061
	TOTAL	102,469,397
	Financials—4.6%
67,884	Cincinnati Financial Corp.	3,433,573
210,235	Digital Realty Trust, Inc.	13,883,919
550,837	Fifth Third Bancorp	11,148,941
1,446,949	Hospitality Properties Trust	43,683,390
170,795	JPMorgan Chase & Co.	11,234,895
105,639	Mercury General Corp.	5,881,980
1,477,262	Old Republic International Corp.	22,838,471
218,406	Principal Financial Group	11,289,406
330,435	Sun Life Financial Services of Canada	10,560,703
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
91,750	T. Rowe Price Group, Inc.	$7,403,307
	TOTAL	141,358,585
	Health Care—4.2%
351,998	AbbVie, Inc.	23,439,547
1,184,952	GlaxoSmithKline PLC, ADR	52,576,320
101,143	Lilly (Eli) & Co.	7,980,183
445,108	Merck & Co., Inc.	27,102,626
563,168	Pfizer, Inc.	19,570,088
	TOTAL	130,668,764
	Industrials—2.2%
447,754	BAE Systems PLC, ADR	14,157,982
1,340,533	Donnelley (R.R.) & Sons Co.	25,711,423
117,825	Emerson Electric Co.	7,106,026
77,931	Lockheed Martin Corp.	14,666,614
184,667	Republic Services, Inc.	7,440,233
	TOTAL	69,082,278
	Information Technology—1.8%
571,204	CA, Inc.	17,393,162
171,137	Cisco Systems, Inc.	5,016,025
171,552	Intel Corp.	5,911,682
100,706	Lexmark International, Inc.	4,630,462
320,466	Microsoft Corp.	15,017,037
119,267	Seagate Technology	6,636,016
	TOTAL	54,604,384
	Telecommunication Services—2.4%
446,637	AT&T, Inc.	15,426,842
413,409	BCE, Inc.	18,103,180
1,041,157	CenturyLink, Inc.	34,608,059
360,950	Consolidated Communications Holdings, Inc.	7,478,884
	TOTAL	75,616,965
	Utilities—1.4%
60,360	Consolidated Edison Co.	3,732,662
50,270	Entergy Corp.	3,844,147
210,916	National Grid PLC, ADR	15,118,459
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Utilities—continued
1,529,135	Northland Power, Inc.	$20,595,860
	TOTAL	43,291,128
	TOTAL COMMON STOCKS (IDENTIFIED COST $818,556,221)	859,009,160
	CORPORATE BONDS—3.8%
	Basic Industry - Chemicals—0.3%
$1,500,000	Albemarle Corp., 4.150%, 12/01/2024	1,533,841
1,520,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	1,564,167
3,707,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,398,856
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,097,477
1,750,000	Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,676,153
	TOTAL	9,270,494
	Basic Industry - Metals & Mining—0.1%
2,000,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	2,191,420
	Basic Industry - Paper—0.0%
140,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	148,578
	Communications - Cable & Satellite—0.3%
4,900,000	DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	4,792,558
4,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	3,863,052
	TOTAL	8,655,610
	Communications - Media & Entertainment—0.3%
4,000,000	CBS Corp., 4.900%, 08/15/2044	3,867,880
5,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	5,135,547
	TOTAL	9,003,427
	Communications - Telecom Wirelines—0.2%
4,175,000	Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	5,066,095
	Communications Equipment—0.5%
28,218,929	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	15,090,496
	Consumer Cyclical - Automotive—0.2%
2,500,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,541,010
4,000,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	4,076,956
	TOTAL	6,617,966
	Consumer Cyclical - Retailers—0.1%
4,000,000	Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	4,115,956
	Consumer Non-Cyclical - Food/Beverage—0.1%
4,000,000	Sysco Corp., Sr. Unsecd. Note, 4.500%, 10/02/2044	4,023,212
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.1%
$2,500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 01/31/2044	$2,676,145
1,750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	2,119,040
		TOTAL	4,795,185
		Energy - Independent—0.1%
450,000		Petroleos Mexicanos, 6.500%, 06/02/2041	497,250
1,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,852,660
		TOTAL	2,349,910
		Energy - Integrated—0.1%
2,330,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	2,343,048
		Energy - Midstream—0.2%
3,225,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 03/15/2025	3,145,139
4,000,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	3,666,036
		TOTAL	6,811,175
		Financial Institution - Banking—0.5%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	516,298
3,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	3,487,963
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,712,785
1,750,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	1,736,997
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,984,811
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	1,114,143
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,166,499
1,500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	1,540,763
		TOTAL	15,260,259
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	987,358
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	603,506
		TOTAL	1,590,864
		Financial Institution - Finance Companies—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	405,500
		Financial Institution - Insurance - Life—0.1%
3,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	3,303,024
		Financial Institution - Insurance - P&C—0.1%
2,700,000	[1,2]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	2,719,345
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,547,939
		TOTAL	4,267,284
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—0.1%
$3,600,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$3,696,786
		Technology—0.1%
3,775,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	3,437,640
		Transportation - Services—0.1%
1,920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	1,848,724
		Utility - Electric—0.1%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,889,100
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,194,031
		TOTAL	4,083,131
		TOTAL CORPORATE BONDS (IDENTIFIED COST $118,508,040)	118,375,784
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	404,228
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Securities—0.1%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045 (IDENTIFIED COST $2,046,664)	2,074,573
		PREFERRED STOCKS—19.6%
		Consumer Discretionary—1.6%
740,000	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 8/20/2015	26,669,600
1,385,231	[1,2]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	23,064,096
		TOTAL	49,733,696
		Consumer Staples—1.1%
221,210		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017	19,908,900
291,448	[3]	Tyson Foods, Inc., Conv. Pfd., 4.750%, 07/15/2017, Annual Dividend $2.375	15,146,553
		TOTAL	35,055,453
		Energy—1.6%
300,000	[3]	SLB, Issued by Barclays Bank PLC, ELN, 10.000%, 06/22/2015	26,940,000
888,590	[1,2]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.250%, 11/24/2015	21,166,214
		TOTAL	48,106,214
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Financials—1.2%
171,600	[3]	American Tower Corp., Conv. Pfd, 5.500%, 02/15/2018, Annual Dividend $4.461	$17,348,760
2,750		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	3,150,125
86,774		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	4,372,108
9,350		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	11,302,561
		TOTAL	36,173,554
		Health Care—4.4%
91,000		ALXN, Issued by Credit Suisse AG, ELN, 11.000%, 11/24/2015	14,916,265
34,687	[3]	Actavis PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $54.389	36,767,179
595,429		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.304	32,415,155
37,364	[3]	BIIB, Issued by Credit Suisse AG, ELN, 10.000%, 12/2/2015	14,835,376
185,000	[1,2,3]	CELG, Issued by Royal Bank of Canada, ELN, 10.00%, 06/24/2015	21,326,800
137,100	[1,2]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.000%, 11/30/2015	15,331,893
		TOTAL	135,592,668
		Industrials—2.6%
350,778	[1,2,3]	DAL, Issued By Royal Bank of Canada, ELN, 10.000%, 12/03/2015	14,655,505
293,105		Stanley Black & Decker I, Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	34,290,354
574,012		United Technologies Corp, Conv. Pfd., 7.500%, 08/01/2015, Annual Dividend $3.75	34,968,811
		TOTAL	83,914,670
		Information Technology—0.8%
310,000	[3]	LRCX, Issued by Barclays Bank PLC, ELN, 10.000%, 06/22/2015	25,398,300
		Materials—2.0%
482,000		Alcoa, Inc., Conv. Pfd, Series 1, 5.375%, 10/01/2017, Annual Dividend $2.687	21,130,880
728,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.000%, 01/15/2016, Annual Dividend $1.50	12,630,369
1,115,713	[1,2]	X, Issued by JPMorgan Chase & Co., ELN, 13.500%, 01/20/2016	27,122,983
		TOTAL	60,884,232
		Utilities—4.3%
261,689		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.375	13,288,567
513,646		Dominion Resources, Inc., Series B, Conv. Pfd., 6.375%, 07/01/2017, Annual Dividend $3.19	25,877,486
299,651		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/01/2017, Annual Dividend $5.38	33,554,919
607,449		Exelon Corp., Conv. Pfd, 6.500%, 06/01/2017, Annual Dividend $3.25	29,345,861
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Utilities—continued
96,081		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	$5,295,024
485,303	[3]	NextEra Energy, Inc., Conv. Pfd., 5.799%, 09/01/2016, Annual Dividend $2.90	27,172,115
		TOTAL	134,533,972
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $613,484,000)	609,392,759
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 09/10/2045	1,546,283
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	2,054,817
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	890,806
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	1,444,084
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	111,957
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.967%, 06/10/2046	2,163,154
2,230,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	2,406,499
4,000,000		Commercial Mortgage Trust 2015-DC1,Class AM, 3.724%, 02/10/2048	4,141,263
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	1,268,947
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 05/10/2045	1,554,037
3,440,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 09/10/2047	3,711,796
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.083%, 12/12/2049	1,036,751
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	1,140,417
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 04/15/2045	926,146
1,715,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	1,816,576
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,420,587)	26,213,533
		U.S. TREASURy—0.1%
1,833,003	[4]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 07/15/2021 (IDENTIFIED COST $2,010,660)	1,903,315
		INVESTMENT COMPANIES—48.7%[5]
15,185,514		Emerging Markets Fixed Income Core Fund	542,838,040
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		INVESTMENT COMPANIES—continued[5]
12,393,711		Federated Mortgage Core Portfolio	$123,689,234
115,381,122	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	115,381,122
113,311,938		High Yield Bond Portfolio	729,728,885
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,530,850,125)	1,511,637,281
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $3,111,276,247)[7]	3,129,010,633
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[8]	(24,083,762)
		TOTAL NET ASSETS—100%	$3,104,926,871
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]Euro STOXX 50 Long Futures	385	$13,713,700	June 2015	$(195,566)
3S&P 500 Long Futures	230	$121,095,000	June 2015	$1,111,846
[3]United States Treasury Notes 5-Year Long Futures	650	$77,822,266	September 2015	$409,808
[3]United States Treasury Notes 10-Year Short Futures	300	$38,306,250	September 2015	$(216,327)
[3]United States Ultra Bond Short Futures	575	$92,161,719	September 2015	$(1,564,627)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(454,866)
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/1/2015	State Street Bank and Trust	87,456 CAD	$70,153	$(171)
6/23/2015	JPMorgan Chase	82,843,759 CAD	$65,774,255	$(817,463)
6/24/2015	Morgan Stanley	33,385,000 EUR	$36,020,245	$(656,909)
6/24/2015	Morgan Stanley	37,534,000 EUR	$40,731,521	$(503,773)
6/24/2015	Bank of America, N.A.	62,885,000 GBP	$93,936,865	$(2,160,654)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(4,138,970)
Semi-Annual Shareholder Report

At May 31, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Barclays Capital
Reference Entity	CDX Index EM Series 23
Buy/Sell	Buy
Receive Fixed Rate	1.00%
Expiration Date	6/20/2020
Implied Credit Spread at 5/31/2015[9]	1.90%
Notional Amount	$75,000,000
Market Value	$6,487,335
Upfront Premiums Paid	$6,600,000
Unrealized Depreciation	$(112,665)
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $164,914,374, which represented 5.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $164,914,374, which represented 5.3% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $3,111,256,926.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$574,936,372	$—	$—	$574,936,372
International	262,178,572	21,894,216	—	284,072,788
Preferred Stocks
Domestic	369,622,315[1]	227,140,075	—	596,762,390
International	12,630,369	—	—	12,630,369
Debt Securities:
Corporate Bonds	—	118,375,784	—	118,375,784
Asset-Backed Security	—	404,228	—	404,228
Commercial Mortgage-Backed Security	—	2,074,573	—	2,074,573
Collateralized Mortgage Obligations	—	26,213,533	—	26,213,533
U.S. Treasury	—	1,903,315	—	1,903,315
Investment Companies[2]	115,381,122	1,396,256,159[3]	—	1,511,637,281
TOTAL SECURITIES	$1,334,748,750	$1,794,261,883	$—	$3,129,010,633
OTHER FINANCIAL INSTRUMENTS[4]	$(454,866)	$2,348,365	$—	$1,893,499
1	Includes $19,137,983 of a preferred stock security transferred from Level 2 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available.
3	Includes $1,400,154,398 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ELN	—Equity-Linked Notes
EUR	—Euro
GBP	—British Pound
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.58	$8.60	$8.08	$7.60	$7.56	$7.26
Income From Investment Operations:
Net investment income	0.23[1]	0.52[1]	0.47[1]	0.44[1]	0.39	0.36[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.28)	(0.03)	0.51	0.48	0.06	0.29
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.49	0.98	0.92	0.45	0.65
Less Distributions:
Distributions from net investment income	(0.21)	(0.51)	(0.46)	(0.44)	(0.41)	(0.35)
Net Asset Value, End of Period	$8.32	$8.58	$8.60	$8.08	$7.60	$7.56
Total Return[2]	(0.52)%	5.78%	12.50%	12.45%	5.97%	9.22%
Ratios to Average Net Assets:
Net expenses	0.90%[3,4]	0.89%	0.90%	1.02%	1.30%[4]	1.31%[4]
Net investment income	5.53%[3]	5.94%	5.64%	5.49%	5.07%	4.89%
Expense waiver/reimbursement[5]	0.15%[3]	0.17%	0.29%	0.28%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,132,704	$1,055,328	$497,631	$261,743	$216,352	$222,958
Portfolio turnover	42%	41%	35%	37%	31%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90%, 1.30% and 1.30% for the six months ended May 31, 2015 and for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.59	$8.62	$8.10	$7.62	$7.57	$7.28
Income From Investment Operations:
Net investment income	0.20[1]	0.45[1]	0.41[1]	0.38[1]	0.33	0.31[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.28)	(0.03)	0.51	0.49	0.07	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.42	0.92	0.87	0.40	0.59
Less Distributions:
Distributions from net investment income	(0.18)	(0.45)	(0.40)	(0.39)	(0.35)	(0.30)
Net Asset Value, End of Period	$8.33	$8.59	$8.62	$8.10	$7.62	$7.57
Total Return[2]	(0.90)%	4.87%	11.65%	11.58%	5.29%	8.24%
Ratios to Average Net Assets:
Net expenses	1.66%[3,4]	1.64%	1.65%	1.77%	2.05%[4]	2.06%[4]
Net investment income	4.77%[3]	5.19%	4.89%	4.73%	4.31%	4.14%
Expense waiver/reimbursement[5]	0.17%[3]	0.20%	0.31%	0.28%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,430	$92,686	$59,919	$34,123	$30,721	$35,494
Portfolio turnover	42%	41%	35%	37%	31%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.66%, 2.05% and 2.06% for the six months ended May 31, 2015 and for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.58	$8.60	$8.09	$7.60	$7.56	$7.27
Income From Investment Operations:
Net investment income	0.20[1]	0.45[1]	0.41[1]	0.38[1]	0.34	0.31[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.28)	(0.02)	0.50	0.50	0.05	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.43	0.91	0.88	0.39	0.59
Less Distributions:
Distributions from net investment income	(0.18)	(0.45)	(0.40)	(0.39)	(0.35)	(0.30)
Net Asset Value, End of Period	$8.32	$8.58	$8.60	$8.09	$7.60	$7.56
Total Return[2]	(0.89)%	5.02%	11.56%	11.76%	5.18%	8.26%
Ratios to Average Net Assets:
Net expenses	1.66%[3,4]	1.64%	1.65%	1.75%	2.05%[4]	2.06%[4]
Net investment income	4.78%[3]	5.19%	4.89%	4.77%	4.33%	4.16%
Expense waiver/reimbursement[5]	0.14%[3]	0.17%	0.28%	0.30%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,144,432	$1,025,161	$333,452	$88,605	$46,443	$39,705
Portfolio turnover	42%	41%	35%	37%	31%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.66%, 2.05% and 2.05% for the six months ended May 31, 2015 and for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.57	$8.59	$8.08	$7.60	$7.55	$7.26
Income From Investment Operations:
Net investment income	0.23[1]	0.52[1]	0.47[1]	0.44[1]	0.40	0.36[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.28)	(0.03)	0.50	0.49	0.06	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.49	0.97	0.93	0.46	0.64
Less Distributions:
Distributions from net investment income	(0.21)	(0.51)	(0.46)	(0.45)	(0.41)	(0.35)
Net Asset Value, End of Period	$8.31	$8.57	$8.59	$8.08	$7.60	$7.55
Total Return[2]	(0.53)%	5.78%	12.38%	12.46%	6.11%	9.08%
Ratios to Average Net Assets:
Net expenses	0.91%[3,4]	0.89%	0.89%	1.01%	1.30%[4]	1.31%[4]
Net investment income	5.52%[3]	5.95%	5.64%	5.49%	5.07%	4.90%
Expense waiver/reimbursement[5]	0.15%[3]	0.17%	0.29%	0.29%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$230,045	$211,873	$128,115	$84,041	$69,612	$71,337
Portfolio turnover	42%	41%	35%	37%	31%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.91%, 1.30% and 1.31% for the six months ended May 31, 2015 and for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$8.58	$8.60	$8.01
Income From Investment Operations:
Net investment income	0.24[2]	0.47[2]	0.19[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.28)	(0.00)[3]	0.58
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.47	0.77
Less Distributions:
Distributions from net investment income	(0.21)	(0.49)	(0.18)
Net Asset Value, End of Period	$8.33	$8.58	$8.60
Total Return[4]	(0.46)%	5.59%	9.70%
Ratios to Average Net Assets:
Net expenses	1.02%[5]	1.14%	1.14%[5]
Net investment income	5.69%[5]	5.38%	5.28%[5]
Expense waiver/reimbursement[6]	0.33%[5]	0.36%	0.73%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$929	$378	$0[7]
Portfolio turnover	42%	41%	35%[8]
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,		Period Ended 11/30/2012[1]
		2014	2013
Net Asset Value, Beginning of Period	$8.58	$8.61	$8.09	$7.96
Income From Investment Operations:
Net investment income	0.24[2]	0.54[2]	0.49[2]	0.31[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.27)	(0.04)	0.51	0.14
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.50	1.00	0.45
Less Distributions:
Distributions from net investment income	(0.22)	(0.53)	(0.48)	(0.32)
Net Asset Value, End of Period	$8.33	$8.58	$8.61	$8.09
Total Return[3]	(0.28)%	5.92%	12.76%	5.77%
Ratios to Average Net Assets:
Net expenses	0.65%[4,5]	0.64%	0.65%	0.64%[4]
Net investment income	5.77%[4]	6.19%	5.89%	5.80%[4]
Expense waiver/reimbursement[6]	0.14%[4]	0.16%	0.27%	0.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$497,387	$472,485	$142,842	$22,221
Portfolio turnover	42%	41%	35%	37%[7]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.65% for the six months ended May 31, 2015, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $1,511,637,281 of investment in affiliated holdings (Note 5) (identified cost $3,111,276,247)		$3,129,010,633
Cash		7,645,552
Cash denominated in foreign currencies (identified cost $107,467)		104,772
Restricted cash (Note 2)		7,172,462
Income receivable		12,708,270
Income receivable from affiliated holdings (Note 5)		4,288,136
Swaps, at value (premium paid $6,600,000)		6,487,335
Receivable for investments sold		108,874,520
Receivable for shares sold		12,093,762
TOTAL ASSETS		3,288,385,442
Liabilities:
Payable for investments purchased	$168,644,700
Payable for shares redeemed	7,244,072
Unrealized depreciation on foreign exchange contracts	4,138,970
Payable for daily variation margin	1,781,459
Payable for periodic payments to swap contracts	147,916
Payable for distribution services fee (Note 5)	790,258
Payable for other service fees (Notes 2 and 5)	556,402
Accrued expenses (Note 5)	154,794
TOTAL LIABILITIES		183,458,571
Net assets for 373,194,811 shares outstanding		$3,104,926,871
Net Assets Consist of:
Paid-in capital		$3,208,995,107
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		12,992,322
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(125,564,409)
Undistributed net investment income		8,503,851
TOTAL NET ASSETS		$3,104,926,871
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,132,704,414 ÷ 136,169,754 shares outstanding), no par value, unlimited shares authorized	$8.32
Offering price per share (100/94.50 of $8.32)	$8.80
Redemption proceeds per share	$8.32
Class B Shares:
Net asset value per share ($99,429,840 ÷ 11,929,774 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share (94.50/100 of $8.33)	$7.87
Class C Shares:
Net asset value per share ($1,144,432,224 ÷ 137,575,401 shares outstanding), no par value, unlimited shares authorized	$8.32
Offering price per share	$8.32
Redemption proceeds per share (99.00/100 of $8.32)	$8.24
Class F Shares:
Net asset value per share ($230,044,766 ÷ 27,675,158 shares outstanding), no par value, unlimited shares authorized	$8.31
Offering price per share (100/99.00 of $8.31)	$8.39
Redemption proceeds per share (99.00/100 of $8.31)	$8.23
Class R Shares:
Net asset value per share ($928,761 ÷ 111,553 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share	$8.33
Institutional Shares:
Net asset value per share ($497,386,866 ÷ 59,733,171 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share	$8.33
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $25,311,740 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $1,008,930)		$78,138,134
Interest		3,260,098
Investment income allocated from an affiliated partnership (Note 5)		14,192,738
TOTAL INCOME		95,590,970
Expenses:
Investment adviser fee (Note 5)	$8,923,648
Administrative fee (Note 5)	1,163,313
Custodian fees	55,677
Transfer agent fee (Notes 2 and 5)	1,202,586
Directors'/Trustees' fees (Note 5)	9,388
Auditing fees	16,084
Legal fees	5,392
Portfolio accounting fees	108,174
Distribution services fee (Note 5)	4,431,267
Other service fees (Notes 2 and 5)	3,101,229
Share registration costs	137,263
Printing and postage	63,952
Miscellaneous (Note 5)	11,184
EXPENSES BEFORE ALLOCATION	19,229,157
Expenses allocated from affiliated partnership (Note 5)	168,242
TOTAL EXPENSES	19,397,399
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,237,226)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(921,405)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(8,415)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(2,167,046)
Net expenses			$17,230,353
Net investment income			78,360,617
Realized and Unrealized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $80,220 on sales of investments in affiliated holdings (Note 5))			(70,276,374)
Net realized loss on futures contracts			(2,231,783)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(10,746,318)
Realized gain distribution from affiliated investment company shares (Note 5)			7,209,136
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(18,112,103)
Net change in unrealized depreciation of futures contracts			924,465
Net change in unrealized depreciation of swap contracts			(112,665)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(93,345,642)
Change in net assets resulting from operations			$(14,985,025)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$78,360,617	$110,634,681
Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(76,045,339)	3,882,883
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(17,300,303)	(42,693,882)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(14,985,025)	71,823,682
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,853,695)	(45,118,170)
Class B Shares	(2,090,578)	(3,906,576)
Class C Shares	(23,965,151)	(33,297,739)
Class F Shares	(5,647,053)	(9,968,506)
Class R Shares	(14,271)	(10,395)
Institutional Shares	(13,274,574)	(17,265,409)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(72,845,322)	109,566,795
Share Transactions:
Proceeds from sale of shares	674,761,733	1,974,920,255
Net asset value of shares issued to shareholders in payment of distributions declared	68,072,015	101,448,420
Cost of shares redeemed	(407,986,543)	(342,674,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	334,847,205	1,733,694,092
Change in net assets	247,016,858	1,695,950,979
Net Assets:
Beginning of period	2,857,910,013	1,161,959,034
End of period (including undistributed net investment income of $8,503,851 and $2,988,556, respectively)	$3,104,926,871	$2,857,910,013
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
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established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended May 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$447,270	$(361,615)
Class B Shares	51,133	(40,439)
Class C Shares	423,868	(301,908)
Class F Shares	94,050	(68,412)
Class R Shares	329	—
Institutional Shares	185,936	(147,148)
TOTAL	$1,202,586	$(919,522)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,351,946
Class B Shares	118,940
Class C Shares	1,357,727
Class F Shares	272,616
TOTAL	$3,101,229
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to manage sector/asset class risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
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The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2015, is $6,600,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $10,714,286. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
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Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,781,393 and $210,410, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase yield and to manage duration, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $108,279,478 and $124,832,545, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency and individual security risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is
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recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	—	Payable for daily variation margin	$454,866*
Foreign exchange contracts	—	—	Unrealized depreciation on foreign exchange contracts	$4,138,970
Credit contracts	Swaps, at value	$6,487,335	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,487,335		$4,593,836
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(2,231,783)	$—	$(2,231,783)
Foreign exchange contracts	—	(887,046)	(887,046)
TOTAL	$(2,231,783)	$(887,046)	$(3,118,829)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$924,465	$—	$924,465
Foreign exchange contracts	—	—	(4,138,989)	(4,138,989)
Credit contracts	(112,665)	—	—	(112,665)
TOTAL	$(112,665)	$924,465	$(4,138,989)	$(3,327,189)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	28,579,433	$239,234,429	78,882,661	$689,443,582
Shares issued to shareholders in payment of distributions declared	3,173,511	26,589,306	4,918,495	42,830,290
Shares redeemed	(18,652,099)	(156,044,790)	(18,596,098)	(162,048,743)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	13,100,845	$109,778,945	65,205,058	$570,225,129

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,938,250	$16,252,865	4,813,079	$42,093,543
Shares issued to shareholders in payment of distributions declared	230,020	1,930,651	419,676	3,659,510
Shares redeemed	(1,026,219)	(8,604,638)	(1,398,742)	(12,186,759)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,142,051	$9,578,878	3,834,013	$33,566,294

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	29,675,641	$248,291,793	85,014,343	$743,320,870
Shares issued to shareholders in payment of distributions declared	2,651,012	22,215,143	3,509,599	30,573,087
Shares redeemed	(14,294,461)	(119,557,940)	(7,741,184)	(67,409,128)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	18,032,192	$150,948,996	80,782,758	$706,484,829
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	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	3,895,088	$32,536,963	10,809,175	$94,294,730
Shares issued to shareholders in payment of distributions declared	630,130	5,276,170	1,045,919	9,099,519
Shares redeemed	(1,575,670)	(13,163,994)	(2,036,380)	(17,738,715)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	2,949,548	$24,649,139	9,818,714	$85,655,534

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	70,856	$596,071	60,048	$531,962
Shares issued to shareholders in payment of distributions declared	1,703	14,268	1,187	10,390
Shares redeemed	(4,999)	(41,871)	(17,254)	(151,245)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	67,560	$568,468	43,981	$391,107

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,452,237	$137,849,612	46,271,960	$405,235,568
Shares issued to shareholders in payment of distributions declared	1,436,353	12,046,477	1,752,254	15,275,624
Shares redeemed	(13,202,401)	(110,573,310)	(9,572,210)	(83,139,993)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,686,189	$39,322,779	38,452,004	$337,371,199
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	39,978,385	$334,847,205	198,136,528	$1,733,694,092
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $3,111,256,926. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $17,753,707. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $154,410,191 and net unrealized depreciation from investments for those securities having an excess of cost over value of $136,656,484.
At November 30, 2014, the Fund had a capital loss carryforward of $50,079,839 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carry forwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$19,429,331	NA	$19,429,331
2017	$30,650,508	NA	$30,650,508
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $1,167,850 of its fee and voluntarily reimbursed $919,522 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2015, the Sub-Adviser earned a fee of $1,887,661.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$356,821	$—
Class C Shares	4,073,180	(1,250)
Class R Shares	1,266	(633)
TOTAL	$4,431,267	$(1,883)
For the six months ended May 31, 2015, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $2,768,656 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $545,745 in sales charges from the sale of Class A Shares. FSC also retained $10,423, $114,502, $196,459 and $44,610 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $89,711 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
Effective February 1, 2015, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.64%, 1.64%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $69,376. Transactions involving the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Emerging Market Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	14,654,249	9,106,579	159,484,233	105,943,487	289,188,548
Purchases/Additions	2,587,672	6,285,144	988,792,819	7,368,451	1,005,034,086
Sales/Reductions	(2,056,407)	(2,998,012)	(1,032,895,930)	—	(1,037,950,349)
Balance of Shares Held 5/31/2015	15,185,514	12,393,711	115,381,122	113,311,938	256,272,285
Value	$542,838,040	$123,689,234	$115,381,122	$729,728,885	$1,511,637,281
Dividend Income/Allocated Investment Income	$14,192,738	$1,801,315	$48,274	$23,462,151	$39,504,478
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(10,746,318)	$—	$—	$7,209,136	$(3,537,182)
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended May 31, 2015, the Fund's expenses were reduced by $8,415 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$1,558,587,134
Sales	$1,148,832,714
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$994.80	$4.48
Class B Shares	$1,000	$991.00	$8.24
Class C Shares	$1,000	$991.10	$8.24
Class F Shares	$1,000	$994.70	$4.53
Class R Shares	$1,000	$995.40	$5.07[2]
Institutional Shares	$1,000	$997.20	$3.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,016.65	$8.35
Class C Shares	$1,000	$1,016.65	$8.35
Class F Shares	$1,000	$1,020.39	$4.58
Class R Shares	$1,000	$1,019.85	$5.14[2]
Institutional Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.66%
Class C Shares	1.66%
Class F Shares	0.91%
Class R Shares	1.02%
Institutional Shares	0.65%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.13% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation) multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.62 and $5.69, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Capital Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
Semi-Annual Shareholder Report

might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	FUNAX
Institutional	FUBDX

Federated Unconstrained Bond Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
This is the final Shareholder Report for Federated Unconstrained Bond Fund covering the period from December 1, 2014 through May 31, 2015. As previously announced, the fund was liquidated as of June 26, 2015, and the net proceeds distributed to shareholders.
Thank you for investing with Federated. It has been our privilege to serve you. As you think about your financial needs and goals, we invite you to consider our full range of investment products and solutions. You'll find complete information about them at FederatedInvestors.com. In addition, the website offers easy access to Federated resources that include fund descriptions and updates, economic and market insights from our investment strategists and numerous financial planning tools.
We value the trust and confidence you have placed with us and look forward to continuing our relationship.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	56.0%
Cash Equivalents[3]	44.0%
Other Security Types[4,5]	0.0%
Derivative Contracts[6]	1.2%
Other Assets and Liabilities—Net[7]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Other Security Types consist of Common Stock.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
May 31, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BOND—8.4%
		Banks—8.4%
9,000,000	MXN	Depfa Bank PLC, Sr. Unsecd. Note, Series EMTN, 6/15/2015 (IDENTIFIED COST $676,752)	$581,944
		INVESTMENT COMPANIES—92.0%[1]
2,997,207	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	2,997,207
521,687		High Yield Bond Portfolio	3,359,662
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,377,531)	6,356,869
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $7,054,283)[3]	6,938,813
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(27,595)
		TOTAL NET ASSETS—100%	$6,911,218
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contract Sold
6/15/2015	Citibank	9,000,000 MXN	$669,070	$85,265
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $7,054,730.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Semi-Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bond	$—	$581,944	$—	$581,944
Investment Companies[1]	2,997,207	3,359,662[2]	—	6,356,869
TOTAL SECURITIES	$2,997,207	$3,941,606	$—	$6,938,813
OTHER FINANCIAL INSTRUMENTS[3]	$—	$85,265	$—	$85,265
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publically available.
2	Includes $3,401,399 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
MXN	—Mexican Peso
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,			Period Ended 11/30/2011[1]
		2014	2013	2012
Net Asset Value, Beginning of Period	$9.33	$9.75	$10.38	$10.52	$10.51
Income From Investment Operations:
Net investment income[2]	0.11	0.30	0.49	0.49	0.10
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(0.32)	(0.43)	(0.66)	(0.28)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	(0.13)	(0.17)	0.21	0.03
Distributions from net investment income	(0.28)	(0.29)	(0.46)	(0.35)	(0.02)
Net Asset Value, End of Period	$8.84	$9.33	$9.75	$10.38	$10.52
Total Return[3]	(2.17)%	(1.43)%	(1.58)%	2.03%	0.24%
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.18%	1.18%	1.19%	1.20%[4]
Net investment income	3.42%[4]	3.09%	4.47%	4.71%	2.41%[4]
Expense waiver/reimbursement[5]	2.06%[4]	1.24%	0.40%	0.16%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,554	$8,299	$11,083	$71,572	$11,211
Portfolio turnover	24%	149%	46%	113%	1,387%[6]
1	Reflects operations for the period from July 1, 2011 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 13, 2010 to November 30, 2011.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,			Period Ended 11/30/2011[1]
		2014	2013	2012
Net Asset Value, Beginning of Period	$9.33	$9.75	$10.39	$10.53	$10.00
Income From Investment Operations:
Net investment income[2]	0.12	0.31	0.53	0.56	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.31)	(0.42)	(0.68)	(0.32)	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	(0.11)	(0.15)	0.24	0.64
Distributions from net investment income	(0.30)	(0.31)	(0.49)	(0.38)	(0.11)
Net Asset Value, End of Period	$8.84	$9.33	$9.75	$10.39	$10.53
Total Return[3]	(2.02)%	(1.17)%	(1.37)%	2.23%	6.41%
Ratios to Average Net Assets:
Net expenses	0.98%[4]	0.93%	0.93%	0.93%	0.95%[4]
Net investment income	3.64%[4]	3.20%	4.72%	5.21%	1.93%[4]
Expense waiver/reimbursement[5]	2.06%[4]	1.24%	0.33%	0.18%	1.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,358	$8,124	$9,812	$100,891	$58,596
Portfolio turnover	24%	149%	46%	113%	1,387%
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $6,356,869 of investment in affiliated holdings (Note 5) (identified cost $7,054,283)		$6,938,813
Unrealized appreciation on foreign exchange contracts		85,265
Income receivable		11,559
Other receivable		1,160
TOTAL ASSETS		7,036,797
Liabilities:
Payable for shares redeemed	$72,081
Payable for portfolio accounting fees	32,243
Payable for transfer agent fee	9,346
Payable for auditing fees	5,755
Payable to adviser (Note 5)	518
Accrued expenses (Note 5)	5,636
TOTAL LIABILITIES		125,579
Net assets for 781,843 shares outstanding		$6,911,218
Net Assets Consists of:
Paid-in capital		$19,850,431
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(30,205)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(12,938,927)
Undistributed net investment income		29,919
TOTAL NET ASSETS		$6,911,218
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($3,553,576 ÷ 401,999 shares outstanding), no par value, unlimited shares authorized		$8.84
Offering price per share (100/95.50 of $8.84)		$9.26
Redemption proceeds per share		$8.84
Institutional Shares:
Net asset value per share ($3,357,642 ÷ 379,844 shares outstanding), no par value, unlimited shares authorized		$8.84
Offering price per share		$8.84
Redemption proceeds per share		$8.84
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest			$152,091
Dividends received from affiliated holdings (Note 5)			88,735
TOTAL INCOME			240,826
Expenses:
Investment adviser fee (Note 5)		$36,406
Administrative fee (Note 5)		4,068
Custodian fees		6,381
Transfer agent fees		16,748
Directors'/Trustees' fees (Note 5)		275
Auditing fees		7,105
Legal fees		3,908
Other service fees (Notes 2 and 5)		6,682
Portfolio accounting fees		60,469
Share registration costs		7,575
Printing and postage		12,915
Miscellaneous (Note 5)		1,981
TOTAL EXPENSES		164,513
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(36,406)
Reimbursement of other operating expenses	(70,720)
TOTAL WAIVER AND REIMBURSEMENTS		(107,126)
Net expenses			57,387
Net investment income			183,439
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $243,660 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			(716,073)
Net realized loss on futures contracts			(291,479)
Net realized gain distributions from affiliated shares (Note 5)			46,219
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			107,715
Net change in unrealized appreciation of futures contracts			143,997
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(709,621)
Change in net assets resulting from operations			$(526,182)
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$183,439	$594,835
Net realized loss on investments, futures contracts, written options and foreign currency transactions	(961,333)	(1,412,211)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	251,712	605,914
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(526,182)	(211,462)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(195,049)	(298,458)
Institutional Shares	(200,911)	(293,590)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(395,960)	(592,048)
Share Transactions:
Proceeds from sale of shares	1,010,461	11,691,695
Net asset value of shares issued to shareholders in payment of distributions declared	385,168	563,144
Cost of shares redeemed	(9,985,662)	(15,922,053)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,590,033)	(3,667,214)
Change in net assets	(9,512,175)	(4,470,724)
Net Assets:
Beginning of period	16,423,393	20,894,117
End of period (including undistributed net investment income of $29,919 and $242,440, respectively)	$6,911,218	$16,423,393
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated Unconstrained Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide high total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and other service fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$6,682
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $230,748 and $321,027, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, yield and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks,
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including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
At May 31, 2015, the Fund had no open futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $4,437,280 This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund may buy or sell put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding options contracts.
The average market value of purchased options held by the Fund throughout the fiscal period was $1,482, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$85,265
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(11,373)	$56,392	$45,019
Interest rate contracts	(291,479)	—	—	(291,479)
TOTAL	$(291,479)	$(11,373)	$56,392	$(246,460)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$40,403	$40,403
Interest rate contracts	143,997	—	143,997
TOTAL	$143,997	$40,403	$184,400
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	42,880	$373,619	622,614	$6,004,813
Shares issued to shareholders in payment of distributions declared	22,036	193,732	30,913	297,006
Shares redeemed	(552,294)	(4,851,430)	(900,869)	(8,650,204)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(487,378)	$(4,284,079)	(247,342)	$(2,348,385)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,267	$636,842	591,227	$5,686,882
Shares issued to shareholders in payment of distributions declared	21,786	191,436	27,698	266,138
Shares redeemed	(586,492)	(5,134,232)	(754,522)	(7,271,849)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(490,439)	$(4,305,954)	(135,597)	$(1,318,829)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(977,817)	$(8,590,033)	(382,939)	$(3,667,214)
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $7,054,730. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $115,917. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $115,917.
At November 30, 2014, the Fund had a capital loss carryforward of $12,081,051 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$11,518,752	$353,245	$11,871,997
2019	$209,054	NA	$209,054
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2015, the Adviser waived $35,859 of its fee and reimbursed $70,720 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC. For the six months ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
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Other Service Fees
For the six months ended May 31, 2015, FSSC received $152 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2015, the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, expenses allocated from affiliated partnerships, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2015, the Fund engaged in sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $552,033.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $547. Transactions with the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Federated Bank Loan Core Fund	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	625,493	689,130	99,502	233,218	1,647,343
Purchases/Additions	9,467,782	325,918	—	—	9,793,700
Sales/Reductions	(7,096,068)	(493,361)	(99,502)	(233,218)	(7,922,149)
Balance of Shares Held 5/31/2015	2,997,207	521,687	—	—	3,518,894
Value	$2,997,207	$3,359,662	$—	$—	$6,356,869
Dividend Income	$433	$67,348	$3,311	$17,643	$88,735
Realized Gain Distributions	$—	$46,219	$—	$—	$46,219
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in domestic high-yield bonds but may invest a portion of its portfolio in securities of issuers based outside of the United States. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015 were as follows:
Purchases	$2,109,903
Sales	$13,283,350
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
9. SUBSEQUENT EVENT
On June 26, 2015, the Fund was liquidated with any shares outstanding at the close of business being automatically redeemed.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$978.30	$6.02
Institutional Shares	$1,000	$979.80	$4.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$6.14
Institutional Shares	$1,000	$1,020.09	$4.89
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Institutional Shares	0.98%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Unconstrained Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for both the one-year and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C639
CUSIP 31420C662
Q450773 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015